Investment Objectives and Goals - Quantified Gold Futures Tracking Fund	May 01, 2026
Class A Shares
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: QUANTIFIED GOLD FUTURES TRACKING FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Gold Futures Tracking Fund (the “Fund”) seeks returns that reflect the performance of the price of Gold bullion.
Investor And Advisor Class Shares
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: QUANTIFIED GOLD FUTURES TRACKING FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Quantified Gold Futures Tracking Fund (the “Fund”) seeks returns that reflect the performance of the price of Gold bullion.